S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 02, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

The following table summarizes the other relevant pre-existing fiduciary or contractual obligations of our officers and directors:

Name of Individual	Name of Affiliated Company	Affiliation
Norma Ka Yin Chu	DDC Enterprise Limited (NYSE American: DDC)	Founder, Chairwoman, and CEO
	Oxley Bridge Acquisition Limited (NASDAQ: OBA)	Independent Director
Ethan Yong Kang Yu	DDC Enterprise Limited (NYSE American: DDC)	Finance Lead
Duknam Ohnuki	N/A	N/A
Jaime Leverton	ReserveOne, Inc.	CEO
	Jaime Leverton Ventures & Advisory Inc.	Founder and CEO
	Riot Platforms, Inc. (NASDAQ: RIOT)	Director
	Synteq HPC, Inc.	Director
	Vertical Data Inc.	Director
	New West Data Corp.	Director
	Qu Data Centres Ltd.	Director
Christopher Bradley	Mistral Equity Partners	Managing Director
	SUMA Acquisition Corp. (NASDAQ: SUMAU)	Director
	Cambridge Acquisition Corp. (NASDAQ: CAQ)	Director
	CSLM Acquisition Corp. III (NASDAQ: KOYN)	Director
Albert Park	Wnw Capital	Founder and CEO
	Korean American Family Service Center	Director